Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
October 31, 2024
The Equity Specialists

DAVIS RESEARCH FUND
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (96.69%)
COMMUNICATION SERVICES – (6.68%)
Media & Entertainment – (6.68%)
Alphabet Inc., Class C	3,680	$635,499
IAC Inc. *	9,670	463,677
Liberty Media Corp., Liberty Formula One, Series A *	9,590	711,962
Meta Platforms, Inc., Class A	4,305	2,443,432
Sea Limited, Class A, ADR (Singapore) *	6,490	610,384
Total Communication Services		4,864,954
CONSUMER DISCRETIONARY – (18.41%)
Consumer Discretionary Distribution & Retail – (10.83%)
Amazon.com, Inc. *	28,990	5,403,736
JD.com, Inc., Class A, ADR (China)	9,563	388,449
Naspers Ltd. - N (South Africa)	1,334	315,287
Prosus N.V., Class N (Netherlands)	25,296	1,066,716
RH *	2,240	712,432
		7,886,620
Consumer Durables & Apparel – (1.25%)
FILA Holdings Corp. (South Korea)	18,725	540,436
Skechers U.S.A., Inc., Class A *	6,000	368,760
		909,196
Consumer Services – (6.33%)
Delivery Hero SE (Germany) *	29,085	1,234,719
Entain plc (United Kingdom)	90,778	873,058
Meituan, Class B (China) *	44,800	1,058,640
MGM Resorts International *	39,040	1,439,405
		4,605,822
Total Consumer Discretionary		13,401,638
CONSUMER STAPLES – (1.24%)
Food, Beverage & Tobacco – (1.24%)
Darling Ingredients Inc. *	4,840	189,292
Tyson Foods, Inc., Class A	12,160	712,455
Total Consumer Staples		901,747
ENERGY – (1.90%)
ConocoPhillips	4,625	506,623
Tourmaline Oil Corp. (Canada)	18,980	875,014
Total Energy		1,381,637
FINANCIALS – (33.25%)
Banks – (10.01%)
Danske Bank A/S (Denmark)	59,370	1,755,514
DBS Group Holdings Ltd. (Singapore)	26,172	758,852
Fifth Third Bancorp	18,150	792,792
U.S. Bancorp	47,195	2,279,990
Wells Fargo & Co.	26,115	1,695,386
		7,282,534
Financial Services – (17.59%)
Capital Markets – (4.58%)
Bank of New York Mellon Corp.	22,150	1,669,224
Julius Baer Group Ltd. (Switzerland)	27,290	1,663,914
		3,333,138
Consumer Finance – (3.22%)
Capital One Financial Corp.	14,405	2,344,990
Financial Services – (9.79%)
Berkshire Hathaway Inc., Class A *	4	2,707,838
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Financial Services – (Continued)
Financial Services – (Continued)
Berkshire Hathaway Inc., Class B *	7,365	$3,321,025
Rocket Companies, Inc., Class A *	68,020	1,095,122
		7,123,985
		12,802,113
Insurance – (5.65%)
Life & Health Insurance – (2.37%)
AIA Group Ltd. (Hong Kong)	91,750	724,120
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	162,000	1,003,717
		1,727,837
Property & Casualty Insurance – (3.28%)
Loews Corp.	5,825	459,942
Markel Group Inc. *	1,250	1,927,512
		2,387,454
		4,115,291
Total Financials		24,199,938
HEALTH CARE – (4.11%)
Health Care Equipment & Services – (3.39%)
Cigna Group	1,778	559,732
CVS Health Corp.	3,201	180,728
Humana Inc.	1,450	373,854
Quest Diagnostics Inc.	4,330	670,414
Solventum Corp. *	4,050	293,949
UnitedHealth Group Inc.	690	389,505
		2,468,182
Pharmaceuticals, Biotechnology & Life Sciences – (0.72%)
Viatris Inc.	44,980	521,768
Total Health Care		2,989,950
INDUSTRIALS – (6.06%)
Capital Goods – (6.06%)
AGCO Corp.	1,856	185,303
Ferguson Enterprises Inc.	2,791	548,762
ITOCHU Corp. (Japan)	7,600	375,956
Johnson Controls International plc	4,928	372,310
Owens Corning	2,860	505,619
Schneider Electric SE (France)	9,365	2,425,991
Total Industrials		4,413,941
INFORMATION TECHNOLOGY – (22.91%)
Semiconductors & Semiconductor Equipment – (9.21%)
Applied Materials, Inc.	14,895	2,704,634
Intel Corp.	60,601	1,304,134
Lam Research Corp.	12,280	913,018
Texas Instruments Inc.	8,750	1,777,650
		6,699,436
Software & Services – (13.06%)
Microsoft Corp.	8,673	3,524,273
Oracle Corp.	12,270	2,059,397
SAP SE, ADR (Germany)	16,790	3,922,816
		9,506,486
Technology Hardware & Equipment – (0.64%)
Samsung Electronics Co., Ltd. (South Korea)	10,930	464,098
Total Information Technology		16,670,020

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
October 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (1.74%)
Crown Holdings, Inc.	8,570	$801,723
Teck Resources Ltd., Class B (Canada)	9,940	462,111
Total Materials		1,263,834
REAL ESTATE – (0.39%)
Real Estate Management & Development – (0.39%)
KE Holdings Inc., Class A, ADR (China)	12,800	280,704
Total Real Estate		280,704
TOTAL COMMON STOCK – (Identified cost $36,347,839)		70,368,363

	Principal	Value
SHORT-TERM INVESTMENTS – (3.35%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.85%, 11/01/24 (a)	$1,058,000	$1,058,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.85%, 11/01/24 (b)	1,383,000	1,383,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,441,000)		2,441,000
Total Investments – (100.04%) – (Identified cost $38,788,839)		72,809,363
Liabilities Less Other Assets – (0.04%)		(29,922)
Net Assets – (100.00%)		$72,779,441

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 10/31/24, repurchase value of $1,058,143 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 5.50%, 05/01/50-04/01/54, total fair value $1,079,160).
(b)
Dated 10/31/24, repurchase value of $1,383,186 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value $1,410,660).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS RESEARCH FUND
Notes to Schedule of Investments
October 31, 2024 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Schedule of Investments - (Continued)
October 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$4,864,954	$–	$–	$4,864,954
Consumer Discretionary	8,312,782	5,088,856	–	13,401,638
Consumer Staples	901,747	–	–	901,747
Energy	1,381,637	–	–	1,381,637
Financials	18,293,821	5,906,117	–	24,199,938
Health Care	2,989,950	–	–	2,989,950
Industrials	1,063,232	3,350,709	–	4,413,941
Information Technology	16,205,922	464,098	–	16,670,020
Materials	1,263,834	–	–	1,263,834
Real Estate	280,704	–	–	280,704
Short-Term Investments	–	2,441,000	–	2,441,000
Total Investments	$55,558,583	$17,250,780	$–	$72,809,363

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At October 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$39,012,349

Unrealized appreciation	35,938,923
Unrealized depreciation	(2,141,909)
Net unrealized appreciation	$33,797,014